LICENSING AND OTHER REVENUE (Details Narrative) (USD $)	12 Months Ended			12 Months Ended			3 Months Ended		9 Months Ended
	Dec. 31, 2011	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Handok License	Dec. 31, 2011 Handok License	Dec. 31, 2010 Handok License	Sep. 30, 2013 Handok [Member]	Sep. 30, 2012 Handok [Member]	Sep. 30, 2013 Handok [Member]	Sep. 30, 2012 Handok [Member]
Licensing and Other Revenue
Minimum licensing term							10 years
Initial licensing fee							$ 500,000		$ 500,000
Nonrefundable license revenue	241,000			5,000	61,000	121,000	23,000	31,000	68,000	93,000
Deferred revenue recognized over next twelve months	123,708	90,228	90,228				90,000		90,000
Deferred revenue to be recognized after next twelve months	61,867	22,557	90,228				23,000		23,000
Received a licensing fee	750,000			500,000
Revenue relates to product development costs	$ 145,000